FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial risk management [line Items]
Direct Credits (Without Interest) Classification into Groups and Allowance for each Types of Loans
The following is a summary of the direct loans (without interest) classified into three important groups and their respective allowance for loan losses for each type of loan; it is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.

	2024				2023
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	67,303,201	3,509,158	–	70,812,359	65,012,679	4,076,777	–	69,089,456
Past due but not impaired	612,574	468,459	–	1,081,033	937,720	693,084	–	1,630,804
Impaired	–	–	5,028,223	5,028,223	–	–	6,100,142	6,100,142
Gross	67,915,775	3,977,617	5,028,223	76,921,615	65,950,399	4,769,861	6,100,142	76,820,402
Less: Allowance for loan losses	493,130	291,963	2,159,115	2,944,208	489,706	394,868	2,330,978	3,215,552
Total, net	67,422,645	3,685,654	2,869,108	73,977,407	65,460,693	4,374,993	3,769,164	73,604,850

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,451,482	3,819,271	–	22,270,753	18,590,193	2,952,908	–	21,543,101
Past due but not impaired	505,016	672,405	–	1,177,421	559,877	605,193	–	1,165,070
Impaired	–	–	1,643,883	1,643,883	–	–	1,468,747	1,468,747
Gross	18,956,498	4,491,676	1,643,883	25,092,057	19,150,070	3,558,101	1,468,747	24,176,918
Less: Allowance for loan losses	66,260	168,188	819,671	1,054,119	54,102	121,257	785,261	960,620
Total, net	18,890,238	4,323,488	824,212	24,037,938	19,095,968	3,436,844	683,486	23,216,298

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	16,589,516	3,670,678	–	20,260,194	15,728,517	3,862,859	–	19,591,376
Past due but not impaired	257,476	573,634	–	831,110	264,477	767,325	–	1,031,802
Impaired	–	–	1,686,829	1,686,829	–	–	1,802,572	1,802,572
Gross	16,846,992	4,244,312	1,686,829	22,778,133	15,992,994	4,630,184	1,802,572	22,425,750
Less: Allowance for loan losses	384,145	396,678	1,167,311	1,948,134	347,783	431,278	1,288,068	2,067,129
Total, net	16,462,847	3,847,634	519,518	20,829,999	15,645,211	4,198,906	514,504	20,358,621

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	14,188,847	3,335,516	–	17,524,363	14,934,631	2,827,796	–	17,762,427
Past due but not impaired	160,755	383,227	–	543,982	261,414	489,658	–	751,072
Impaired	–	–	1,459,095	1,459,095	–	–	1,546,685	1,546,685
Gross	14,349,602	3,718,743	1,459,095	19,527,440	15,196,045	3,317,454	1,546,685	20,060,184
Less: Allowance for loan losses	331,011	514,255	1,203,250	2,048,516	285,091	435,151	1,314,373	2,034,615
Total, net	14,018,591	3,204,488	255,845	17,478,924	14,910,954	2,882,303	232,312	18,025,569

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct loans, Note 7(a)	118,068,867	16,432,348	9,818,030	144,319,245	116,289,508	16,275,600	10,918,146	143,483,254
Total allowance for direct loan losses, Note 7(a)	1,274,546	1,371,084	5,349,347	7,994,977	1,176,682	1,382,554	5,718,680	8,277,916
Total net direct loans	116,794,321	15,061,264	4,468,683	136,324,268	115,112,826	14,893,046	5,199,466	135,205,338

Renegotiated Loans, Refinanced Loans and Expected Loss
As of December 31, 2024, and 2023, renegotiated loans, refinanced loans and their expected loss are composed as follows:

	2024		2023
	Refinanced loans	Allowance for loan losses	Refinanced loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	89,847	5,961	56,439	1,445
Stage 2	60,494	9,968	41,380	5,984
Stage 3	2,059,690	971,741	2,288,349	1,018,911
Total	2,210,031	987,670	2,386,168	1,026,340

	2024		2023
	Renegotiated loans	Allowance for loan losses	Renegotiated loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	3,090,297	23,513	4,093,815	36,800
Stage 2	579,176	55,208	1,536,104	146,087
Stage 3	711,770	417,017	1,366,287	877,839
Total	4,381,243	495,738	6,996,206	1,060,726

Impaired Loans, Fair Value of Collateral and Allowance of Loan Losses
The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2024					2023
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	5,028,223	1,643,883	1,686,829	1,459,095	9,818,030	6,100,142	1,468,747	1,802,572	1,546,685	10,918,146
Fair value of collateral	3,979,625	1,401,503	388,752	439,736	6,209,616	5,013,453	1,257,251	347,343	370,790	6,988,837
Allowance for loan losses	2,159,115	819,671	1,167,311	1,203,250	5,349,347	2,330,978	785,261	1,288,068	1,314,373	5,718,680

Overdue Loans under IFRS 7
The total of the following reflects all overdue loans according to IFRS 7: (i) loans with payment delays of one day or more but that are not considered overdue under internal criteria and (ii) overdue loans under internal criteria.

	2024						2023
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	130,867,669	–	–	-	130,867,669	-	127,986,360	–	–	-	127,986,360	-
Past due but not impaired	–	–	3,189,089	444,457	3,633,546	3,633,546	-	–	4,067,581	511,167	4,578,748	4,578,748
Impaired debt	–	3,802,650	1,029,703	4,985,677	9,818,030	6,015,380	–	4,303,045	993,101	5,622,000	10,918,146	6,615,101
Total	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245	9,648,926	127,986,360	4,303,045	5,060,682	6,133,167	143,483,254	11,193,849

Classification of Direct Loans by Banking and Maturity
The classification of direct loans by type of loan and type of maturity is shown below:

	2024					2023
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	70,812,359	2,256,618	1,220,408	2,632,230	76,921,615	69,089,495	2,901,367	1,662,457	3,167,083	76,820,402
Residential mortgage loans	22,270,753	573,359	1,456,906	791,039	25,092,057	21,543,100	484,375	1,405,344	744,099	24,176,918
Small business loans	20,260,194	328,229	779,402	1,410,308	22,778,133	19,591,337	333,213	978,265	1,522,935	22,425,750
Consumer loans	17,524,363	644,444	762,076	596,557	19,527,440	17,762,428	584,090	1,014,616	699,050	20,060,184
Total	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245	127,986,360	4,303,045	5,060,682	6,133,167	143,483,254

Carrying Amount of Allowances for Direct and Indirect Loans Losses and its Estimation
The following table provides a comparison between the carrying amount of allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, and its estimation under three scenarios base, optimistic and pessimistic.

	2024	2023
	S/(000)	S/(000)

Carrying amount	8,378,895	8,645,945

Scenarios:
Optimistic	8,283,450	8,617,203
Base Case	8,369,849	8,654,612
Pessimistic	8,492,433	8,712,061

Risk Rating Analysis of Investments
The following table shows the risk analysis of the investments provided by the institutions referred to above:

	2024		2023
	S/(000)%		S/(000)%
Instruments rated in Peru:
A- to A+	-	–	65,360	0.1
BBB- to BBB+	23,952,251	44.5	22,584,226	43.3
BB- to BB+	910,170	1.7	657,658	1.3
Lower and equal to +B	33,402	0.1	132,148	0.3
Unrated:
BCRP certificates of deposit	11,435,757	21.2	11,127,919	21.3
Listed and unlisted securities	158,620	0.3	312,648	0.6
Restricted mutual funds	307,225	0.6	334,162	0.6
Investment funds	835,689	1.6	651,307	1.2
Mutual funds	66,156	0.1	1,824	–
Other instruments	276,372	0.5	242,310	0.5
Subtotal	37,975,642	70.6	36,109,562	69.2

	2024		2023
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	442,467	0.8	1,007,270	1.9
AA- a AA+	2,562,695	4.7	2,447,819	4.7
A- to A+	2,720,507	5.1	2,709,151	5.2
BBB- to BBB+	4,904,951	9.1	4,273,210	8.2
BB- to BB+	2,608,610	4.8	2,045,242	3.9
Lower and equal to +B	60,822	0.1	673,757	1.3
Unrated:
Listed and unlisted securities	42,033	0.1	60,877	0.1
Mutual funds	556,001	1.0	1,104,724	2.1
Participations of RAL funds	432,503	0.8	145,414	0.3
Investment funds	566,267	1.1	547,719	1.0
Other instruments	953,360	1.8	1,090,783	2.1
Subtotal	15,850,216	29.4	16,105,966	30.8
Total	53,825,858	100.0	52,215,528	100.0

Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2024 and 2023, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2024					2023
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	44,599	–	36,640,462	11,435,757	48,120,818	192,666	–	23,642,580	10,935,253	34,770,499
Commerce	4,441	1,130	26,546,422	1,263,109	27,815,102	5,969	29	24,611,067	1,007,029	25,624,094
Financial services	2,181,025	633,527	18,345,088	4,196,687	25,356,327	3,409,897	73,182	14,499,904	3,900,949	21,883,932
Mortgage loans	–	–	24,165,038	–	24,165,038	–	–	23,395,049	–	23,395,049
Government and public administration	2,153,564	42,978	8,451,218	13,471,446	24,119,206	1,713,104	241,294	9,808,792	12,068,576	23,831,766
Manufacturing	157,215	81	21,260,811	1,918,004	23,336,111	195,981	78	22,857,640	1,925,973	24,979,672
Consumer loans	–	–	18,494,305	–	18,494,305	–	–	18,457,100	–	18,457,100
Communications, storage and transportation	25,331	254,562	9,928,424	991,194	11,199,511	69,371	495,995	8,592,952	957,512	10,115,830
Electricity, gas and water	109,673	87	5,917,891	2,245,021	8,272,672	134,229	83	4,642,005	4,056,334	8,832,651
Real estate and leasing	163,867	–	4,872,017	2,408	5,038,292	67,209	–	8,989,709	3,248	9,060,166
Agriculture	3,995	–	4,610,164	8,034	4,622,193	3,699	–	4,569,647	15,808	4,589,154
Mining	5,563	–	3,670,102	226,845	3,902,510	9,399	–	3,755,224	155,708	3,920,331
Construction	3,901	–	2,924,805	390,071	3,318,777	3,336	–	3,284,049	415,280	3,702,665
Education, health and others	390,150	10	1,736,113	844,135	2,970,408	113,028	271	1,490,560	814,761	2,418,620
Hotels and restaurants	–	–	2,570,704	–	2,570,704	–	–	2,480,313	–	2,480,313
Fishing	4	–	669,274	–	669,278	139	–	658,316	–	658,455
Insurance	3,252	–	133,086	–	136,338	5,138	–	88,947	193	94,278
Community services and others	373,554	359	8,254,825	3,149,927	11,778,665	47,159	–	8,889,807	787,316	9,724,282
Total	5,620,134	932,734	199,190,749	40,142,638	245,886,255	5,970,324	810,932	184,713,661	37,043,940	228,538,857

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

Financial Assets Subject to Offsetting
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2024
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	904,791	904,791	(310,932)	(37,615)	556,244
Cash collateral, reverse repurchase agreements and securities borrowing	1,033,177	1,033,177	–	(19,151)	1,014,026
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,997,811	6,997,811	(6,159,186)	–	838,625
Total	8,935,779	8,935,779	(6,470,118)	(56,766)	2,408,895

	2023
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	987,663	987,663	(234,550)	(139,833)	613,280
Cash collateral, reverse repurchase agreements and securities borrowing	1,410,647	1,410,647	–	(16,924)	1,393,723
Available-for-sale and held-to-maturity investments pledged as collateral	6,533,959	6,533,959	(5,496,964)	–	1,036,995
Total	8,932,269	8,932,269	(5,731,514)	(156,757)	3,043,998

Financial Liabilities Subject to Offsetting
Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2024
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	819,473	819,473	(310,932)	(1,115,338)	(606,797)
Payables on repurchase agreements and securites lending	9,060,710	9,060,710	(6,692,254)	(362,723)	2,005,733
Total	9,880,183	9,880,183	(7,003,186)	(1,478,061)	1,398,936

	2023
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	891,999	891,999	(234,550)	(170,998)	486,451
Payables on repurchase agreements and securites lending	10,168,427	10,168,427	(7,566,773)	(607,639)	1,994,015
Total	11,060,426	11,060,426	(7,801,323)	(778,637)	2,480,466

Schedule of VAR by Risk Type
As of December 31, 2024 and 2023, the Group’s VaR by risk type is as follows:

	2024	2023
	S/(000)	S/(000)

Interest rate risk	29,138	29,399
Price risk	933	5,291
Volatility risk	462	20
Diversification effect	(1,685)	(5,850)
Consolidated VaR by type of risk	28,848	28,860

Results of Sensitivity Analysis Regarding Changes in Interest Rates
The results of the sensitivity analysis regarding changes in interest rates at December 31, 2024 and 2023 are presented below:

2024
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	30,754	-/+	425,783
Soles	+/-	75	+/-	46,132	-/+	638,675
Soles	+/-	100	+/-	61,509	-/+	851,567
Soles	+/-	150	+/-	92,263	-/+	1,277,350
U.S. Dollar	+/-	50	+/-	134,532	+/-	191,211
U.S. Dollar	+/-	75	+/-	201,798	+/-	286,816
U.S. Dollar	+/-	100	+/-	269,064	+/-	382,421
U.S. Dollar	+/-	150	+/-	403,595	+/-	573,632

2023
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	15,052	-/+	511,851
Soles	+/-	75	+/-	22,578	-/+	767,776
Soles	+/-	100	+/-	30,104	-/+	1,023,702
Soles	+/-	150	+/-	45,156	-/+	1,535,553
U.S. Dollar	+/-	50	+/-	48,060	+/-	119,342
U.S. Dollar	+/-	75	+/-	72,090	+/-	179,013
U.S. Dollar	+/-	100	+/-	96,120	+/-	238,684
U.S. Dollar	+/-	150	+/-	144,180	+/-	358,026

Information about Assets and Liabilities by Currencies
Foreign currency transactions are made at market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31,2024 and 2023, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2024			2023
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	93,696,321	435,107	94,131,428	77,387,709	495,553	77,883,262
Total monetary liabilities	(86,859,546)	(104,858)	(86,964,404)	(79,779,686)	(102,500)	(79,882,186)
	6,836,775	330,249	7,167,024	(2,391,977)	393,053	(1,998,924)

Total position in currency derivatives	(6,142,485)	144,889	(5,997,596)	2,622,188	(369,458)	2,252,730

Net monetary position with effect on consolidated statement of income	694,290	475,138	1,169,428	230,211	23,595	253,806

Net monetary position with effect on equity	754,769	2,291,428	3,046,197	904,434	2,204,984	3,109,418

Net monetary position	1,449,059	2,766,566	4,215,625	1,134,645	2,228,579	3,363,224

Sensitivity Analysis
The sensitivity analysis of the foreign currency position with an effect on the consolidated income statement as of December 31, 2024 and December 31, 2023 is shown below, with the U.S. Dollar as the main currency of exposure:

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to U.S. Dollar	5	33,061	10,962
Soles in relation to U.S. Dollar	10	63,117	20,928

Appreciation -
Soles in relation to U.S. Dollar	5	(36,542)	(12,116)
Soles in relation to U.S. Dollar	10	(77,143)	(25,579)

The following is a sensitivity analysis of the foreign exchange position with effect on the consolidated statement of comprehensive income, with the U.S. Dollar, Boliviano, Colombian peso and Chilean peso as the main currencies of exposure. This analysis is shown as of December 31, 2024 and 2023:
Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to U.S. Dollar	5	35,941	43,377
Soles in relation to U.S. Dollar	10	68,615	82,812

Appreciation -
Soles in relation to U.S. Dollar	5	(39,725)	(47,944)
Soles in relation to U.S. Dollar	10	(83,863)	(101,214)

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to Boliviano	5	45,842	40,969
Soles in relation to Boliviano	10	87,516	78,214

Appreciation -
Soles in relation to Boliviano	5	(50,667)	(45,282)
Soles in relation to Boliviano	10	(106,964)	(95,595)

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to Colombian Peso	5	42,919	45,804
Soles in relation to Colombian Peso	10	81,936	87,444

Appreciation -
Soles in relation to Colombian Peso	5	(47,437)	(50,626)
Soles in relation to Colombian Peso	10	(100,144)	(106,876)

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to Chilean Peso	5	20,272	18,136
Soles in relation to Chilean Peso	10	38,702	34,624

Appreciation -
Soles in relation to Chilean Peso	5	(22,406)	(20,046)
Soles in relation to Chilean Peso	10	(47,302)	(42,318)

Cash Flows Associated with Remaining Contractual Maturities
The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2024						2023
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	48,594,583	26,281,483	65,297,685	87,773,303	54,682,216	282,629,270	38,552,719	26,270,643	60,976,000	92,329,896	47,960,945	266,090,203

Financial liabilities by type -
Deposits and obligations	30,985,483	20,512,659	40,067,393	45,138,302	26,735,551	163,439,388	42,289,107	18,369,890	26,491,876	55,511,772	9,275,728	151,938,373
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	3,697,052	5,382,691	4,441,442	4,079,266	3,918,189	21,518,640	6,048,623	2,581,452	5,994,505	5,749,977	3,901,739	24,276,296

Financial liabilities designated at fair value through profit or loss	151,485	–	–	–	–	151,485	641,915	–	–	–	–	641,915
Bonds and notes issued	3,185,435	2,213,666	4,260,484	6,629,122	3,062,721	19,351,428	214,609	188,158	5,624,264	7,492,224	579,266	14,098,521
Lease liabilities	31,147	33,499	93,536	229,166	104,285	491,633	30,710	33,118	89,984	256,960	102,344	513,116
Other liabilities	4,086,668	297,762	234,627	27,317	1,921,410	6,567,784	3,646,610	358,303	241,182	8,484	1,636,332	5,890,911
Total liabilities	42,137,270	28,440,277	49,097,482	56,103,173	35,742,156	211,520,358	52,871,574	21,530,921	38,441,811	69,019,417	15,495,409	197,359,132

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	1,960,811	3,420,416	4,858,373	1,013,090	20,320	11,273,010	961,788	1,059,625	3,153,643	1,394,394	30,653	6,600,103
Contractual amounts payable (outflows)	1,955,324	3,416,357	4,877,328	1,034,592	21,027	11,304,628	939,961	1,053,036	3,185,326	1,329,268	28,899	6,536,490
Total liabilities	5,487	4,059	(18,955)	(21,502)	(707)	(31,618)	21,827	6,589	(31,683)	65,126	1,754	63,613

Estimates of Accumulated Claims Incurred
The following table shows the estimates of accumulated claims incurred as of December 31, 2024:

	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,637,838	1,047,428	1,602,775	1,152,556	1,426,087	1,548,529	2,106,530	1,379,742	1,564,601	1,491,978	14,958,064
1 year later	2,458	1,999	2,917	5,830	15,447	21,123	107,965	167,943	172,015	670,047	1,167,744
2 years later	2,052	164	1,889	3,469	4,180	11,051	39,861	127,303	85,383	217,606	492,958
3 years later	3,390	82	92	2,122	2,880	3,500	11,137	31,737	59,927	94,077	208,944
4 years later	–	1,533	46	90	2,389	4,431	4,203	9,776	22,453	67,570	112,491
5 years later	–	–	843	75	144	3,446	6,419	4,076	9,912	17,756	42,671
6 years later	–	–	–	811	81	111	5,158	4,783	4,248	38,738	53,930
7 years later	–	–	–	–	1,419	30	30	2,316	3,339	5,486	12,620
8 years later	–	–	–	–	–	1,028	46	92	2,328	3,322	6,816
9 years later	–	–	–	–	–	–	297	854	244	2,557	3,952
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,645,738	1,051,206	1,608,562	1,164,953	1,452,627	1,593,249	2,281,646	1,728,622	1,924,450	2,609,137	17,060,190
Liabilities / Gross Obligations accumulated by claims	8,317	6,919	7,909	18,380	30,226	56,998	222,417	466,484	454,110	1,698,314	2,970,074
Discount event	(1,614)	(1,021)	(1,015)	(1,900)	(2,849)	(4,729)	(15,369)	(34,248)	(34,104)	(93,068)	(189,917)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	28,729	28,729
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	39,082
Gross provision for incurred claims	6,703	5,898	6,894	16,480	27,377	52,269	207,048	432,236	420,006	1,633,975	2,847,968

The following table shows the estimates of accumulated claims incurred as of December 31, 2023:

	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,397,461	963,490	1,039,516	1,628,377	1,154,065	1,450,470	1,538,564	2,000,372	1,687,397	1,724,774	14,584,486
1 year later	1,027	3,453	3,475	1,693	6,872	9,523	38,655	137,774	317,513	614,260	1,134,245
2 years later	129	577	3,441	4,265	8,398	5,701	13,276	71,537	197,750	191,387	496,461
3 years later	–	53	505	3,902	4,665	2,263	5,093	22,757	89,213	99,775	228,226
4 years later	–	–	81	278	3,148	4,684	2,712	7,511	24,184	44,274	86,872
5 years later	–	–	–	28	262	4,008	5,379	2,762	7,492	15,491	35,422
6 years later	–	–	–	–	40	438	4,331	7,395	2,405	4,663	19,272
7 years later	–	–	–	–	–	93	358	5,953	6,962	6,197	19,563
8 years later	–	–	–	–	–	–	42	66	4,639	9,695	14,442
9 years later	–	–	–	–	–	–	–	29	356	1,648	2,033
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,398,617	967,573	1,047,018	1,638,543	1,177,450	1,477,180	1,608,410	2,256,156	2,337,911	2,712,164	16,621,022
Liabilities / Gross Obligations accumulated by claims	3,672	6,335	8,955	13,396	30,289	34,361	81,747	321,842	839,516	1,421,449	2,761,562
Discount event	(527.00)	(775)	(1,207)	(1,687)	(2,890)	(3,597)	(7,361)	(27,666)	(64,783)	(83,109)	(193,602)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	21,590	21,590
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	41,451
Gross provision for incurred claims	3,145	5,560	7,748	11,709	27,399	30,764	74,386	294,176	774,733	1,359,930	2,631,001

Analysis of Financial Instruments Measured at Fair Value by Level in Fair Value Hierarchy
The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2024				2023
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Interest rate swaps		–	489,602	–	489,602	–	384,238	–	384,238
Currency swaps		–	219,648	–	219,648	–	230,818	–	230,818
Foreign currency forwards		–	161,495	–	161,495	–	334,562	–	334,562
Cross currency swaps		–	29,551	–	29,551	–	35,754	–	35,754
Foreign exchange options		–	3,018	–	3,018	–	1,104	–	1,104
Futures		–	1,477	–	1,477	–	1,187	–	1,187
	12(c)	–	904,791	–	904,791	–	987,663	–	987,663

Investments at fair value through profit of loss	6(a)	2,512,497	625,116	1,577,730	4,715,343	2,983,312	919,499	1,079,850	4,982,661
Financial assets at fair value through profit of loss		930,627	2,107	–	932,734	810,582	350	–	810,932

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		7,094,584	7,292,412	–	14,386,996	6,176,329	7,139,979	68,842	13,385,150
Government bonds		11,565,309	902,942	–	12,468,251	9,722,319	867,883	–	10,590,202
Certificates of deposit BCRP		–	11,435,757	–	11,435,757	–	10,935,253	–	10,935,253
Securitization instruments		–	714,738	–	714,738	–	683,930	–	683,930
Negotiable certificates of deposit		–	438,988	–	438,988	–	482,047	–	482,047
Subordinated bonds		42,493	127,455	–	169,948	71,590	209,349	–	280,939
Other instruments		–	282,104	98,592	380,696	–	297,220	54,397	351,617
Equity instruments		15,307	118,735	13,222	147,264	147,681	173,253	13,868	334,802
	6(b)	18,717,693	21,313,131	111,814	40,142,638	16,117,919	20,788,914	137,107	37,043,940

Total financial assets		22,160,817	22,845,145	1,689,544	46,695,506	19,911,813	22,696,426	1,216,957	43,825,196

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	353,647	–	353,647	–	205,112	–	205,112
Currency swaps		–	230,848	–	230,848	–	429,365	–	429,365
Foreign currency forwards		–	210,947	–	210,947	–	205,341	–	205,341
Cross currency swaps		–	15,491	–	15,491	–	46,561	–	46,561
Foreign exchange options		–	8,420	–	8,420	–	4,002	–	4,002
Futures		–	120	–	120	–	1,618	–	1,618
	12(c)	–	819,473	–	819,473	–	891,999	–	891,999
Financial liabilities at fair value through profit or loss		–	151,485	–	151,485	–	641,915	–	641,915

Total financial liabilities		–	970,958	–	970,958	–	1,533,914	–	1,533,914

Carrying Amounts and Fair Values of Financial Instruments which are not Measured at Fair Value
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2024					2023
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	47,655,196	–	47,655,196	47,655,196	–	33,930,948	–	33,930,948	33,930,948
Cash collateral, reverse repurchase agreement and securities borrowing	–	1,033,177	–	1,033,177	1,033,177	–	1,410,647	–	1,410,647	1,410,647
Investments at amortized cost	8,146,745	296,793	–	8,443,538	8,967,877	9,338,213	362,100	–	9,700,313	10,188,927
Loans, net	–	137,737,296	–	137,737,296	137,737,296	–	136,698,135	–	136,698,135	136,698,135
Due from customers on banker’s acceptances	–	528,184	–	528,184	528,184	–	412,401	–	412,401	412,401
Other assets (*)	–	3,269,019	–	3,269,019	3,269,019	–	2,072,603	–	2,072,603	2,072,603
Total	8,146,745	190,519,665	–	198,666,410	199,190,749	9,338,213	174,886,834	–	184,225,047	184,713,661

Liabilities
Deposits and obligations	–	161,842,066	–	161,842,066	161,842,066	–	147,704,994	–	147,704,994	147,704,994
Payables on repurchase agreements and securities lending	–	9,060,710	–	9,060,710	9,060,710	–	10,168,427	–	10,168,427	10,168,427
Due to Banks and correspondents and other entities	–	10,820,211	–	10,820,211	10,754,385	–	12,308,392	–	12,308,392	12,278,681
Due from customers on banker’s acceptances	–	528,184	–	528,184	528,184	–	412,401	–	412,401	412,401
Lease liabilities	–	404,817	–	404,817	404,817	–	512,579	–	512,579	512,579
Bond and notes issued	–	17,230,157	–	17,230,157	17,268,443	–	14,742,600	–	14,742,600	14,594,785
Other liabilities (**)	–	5,220,127	–	5,220,127	5,220,127	–	4,586,511	–	4,586,511	4,586,511
Total	–	205,106,272	–	205,106,272	205,078,732	–	190,435,904	–	190,435,904	190,258,378

(*) Corresponds to receivables, margin call, receivables from sale of investments and operations in process.
(**) Corresponds to accounts payable, salaries and other personnel expenses, accounts payable for acquisitions of investments, operations in process, allowance for indirect loan losses and dividends payable

Value of Net Assets under Administration of Balance Sheet
As of December 31, 2024, and 2023, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2024	2023
Investment funds and mutual funds	64,430	55,773
Equity managed	39,372	35,016
Pension funds	32,437	36,867
Bank trusts	6,120	3,949
Total	142,359	131,605

Credit Risk Geographical Areawise [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2024 and 2023 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2024					2023
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

America
Peru	1,893,544	3,593	175,089,699	27,879,813	204,866,649	1,601,757	1,333	163,235,790	25,099,606	189,938,486
Bolivia	835,594	–	11,850,504	801,894	13,487,992	550,271	–	11,609,164	861,246	13,020,681
United States of America	757,151	845,577	3,228,496	7,360,645	12,191,869	736,813	339,619	2,464,455	7,260,134	10,801,021
Colombia	1,218,708	–	3,560,497	793,612	5,572,817	1,692,862	–	3,939,155	796,126	6,428,143
Chile	300,827	–	2,224,616	626,907	3,152,350	310,247	–	1,629,984	590,346	2,530,577
Brazil	9,037	–	1,632,544	268,174	1,909,755	11,837	–	121,301	168,426	301,564
Mexico	55,729	–	183,334	467,970	707,033	14,040	–	195,420	396,581	606,041
Panama	43,748	–	359,932	229,945	633,625	4,166	–	389,002	68,364	461,532
Canada	5,608	–	108,618	149,235	263,461	31,772	–	29,760	92,571	154,103
Europe:
United Kingdom	191,072	–	10,498	249,702	451,272	64,738	–	53,576	266,628	384,942
France	113,112	–	17,305	120,194	250,611	168,648	–	9,569	136,787	315,004
Spain	13,561	–	6,755	228,626	248,942	23,356	–	14,721	198,504	236,581
Luxembourg	77,777	–	7,474	2,961	88,212	617,676	–	7,020	–	624,696
Switzerland	–	–	1,616	47,974	49,590	4,705	–	166	32,121	36,992
Netherlands	–	–	728	35,014	35,742	–	–	2,247	40,112	42,359
Others in Europe	79,762	–	190,632	75,014	345,408	74,709	–	293,096	92,726	460,531
Others	24,904	83,564	717,501	804,958	1,630,927	62,727	469,980	719,235	943,662	2,195,604
Total	5,620,134	932,734	199,190,749	40,142,638	245,886,255	5,970,324	810,932	184,713,661	37,043,940	228,538,857

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

Market Price Change Risk [Member]
Disclosure of financial risk management [line Items]
Results of Sensitivity Analysis Regarding Changes in Interest Rates
The market price sensitivity tests as of December 31, 2024 and 2023 are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2024	2023
	%	S/(000)	S/(000)

Equity securities	+/-10	14,726	33,480
Equity securities	+/-25	36,816	83,700
Equity securities	+/-30	44,179	100,440

Funds
Measured at fair value through profit or loss	Change in market prices	2024	2023
	%	S/(000)	S/(000)

Participation in mutual funds	+/-10	62,216	108,747
Participation in mutual funds	+/-25	155,539	271,867
Participation in mutual funds	+/-30	186,647	326,241
Restricted mutual funds	+/-10	31,820	33,416
Restricted mutual funds	+/-25	79,549	83,541
Restricted mutual funds	+/-30	95,459	100,249
Participation in RAL funds	+/-10	43,250	14,541
Participation in RAL funds	+/-25	108,126	36,354
Participation in RAL funds	+/-30	129,751	43,624
Investment funds	+/-10	140,196	118,071
Investment funds	+/-25	350,489	295,178
Investment funds	+/-30	420,587	354,214
Hedge funds	+/-10	32	29
Hedge funds	+/-25	81	73
Hedge funds	+/-30	97	87
Exchange Trade Funds	+/-10	3,931	2,958
Exchange Trade Funds	+/-25	9,827	7,396
Exchange Trade Funds	+/-30	11,793	8,875

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2024
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	35,573,543	1,085,329	1,609,783	2,012,826	2,342,288	6,064,604	48,688,373
Investments	1,548,776	3,604,634	10,192,970	12,690,421	20,926,450	147,264	49,110,515
Loans, net	19,023,450	17,337,262	40,333,482	46,077,476	16,239,454	(1,273,828)	137,737,296
Financial assets designated at fair value through or loss	–	–	–	–	–	932,734	932,734
Reinsurance contract assets	841,170	–	–	–	–	–	841,170
Other assets (*)	110,454	–	–	–	74,073	3,675,254	3,859,781
Total assets	57,097,393	22,027,225	52,136,235	60,780,723	39,582,265	9,546,028	241,169,869

Liabilities
Deposits and obligations	30,965,685	20,248,915	35,585,502	47,713,442	26,875,898	452,624	161,842,066
Payables from repurchase agreements and securities lending	3,371,128	6,893,979	4,410,854	1,749,262	3,074,502	315,370	19,815,095
Insurance contract liability	121,965	189,997	582,662	2,149,411	7,271,617	3,106,633	13,422,285
Financial liabilities at fair value through profit or loss	–	–	–	–	–	151,485	151,485
Bonds and Notes issued	2,913,005	2,108,291	3,977,975	5,284,838	2,787,909	196,425	17,268,443
Other liabilities (**)	442,572	–	–	4	101,587	5,220,609	5,764,772
Equity	–	–	–	–	–	34,977,234	34,977,234
Total liabilities and equity	37,814,355	29,441,182	44,556,993	56,896,957	40,111,513	44,420,380	253,241,380

Off-balance-sheet accounts
Derivative financial assets	865,949	508,140	592,591	564,599	–	–	2,531,279
Derivative financial liabilities	1,382,049	112,920	354,289	658,699	–	–	2,507,957
	(516,100)	395,220	238,302	(94,100)	–	–	23,322
Marginal gap	18,766,938	(7,018,737)	7,817,544	3,789,666	(529,248)	(34,874,352)	(12,048,189)
Accumulated gap	18,766,938	11,748,201	19,565,745	23,355,411	22,826,163	(12,048,189)	–

(*) Made up of financial assets and bank acceptances without considering accounts receivable for trading derivatives.

(**) Made up of financial liabilities and bank acceptances without considering accounts payable for trading derivatives.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2023
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	13,900,784	1,707,822	3,050,481	8,674,709	273,214	7,734,585	35,341,595
Investment	1,331,553	4,489,604	9,475,564	12,827,007	18,773,061	336,078	47,232,867
Loans, net	19,650,760	16,975,402	38,874,328	46,963,496	14,420,760	(186,611)	136,698,135
Financial assets designated at fair value through profit or loss	–	–	–	–	–	810,932	810,932
Reinsurance contract assets	872,046	–	–	–	–	–	872,046
Other assets (*)	143,214	7,053	31,753	–	–	2,381,135	2,563,155
Total assets	35,898,357	23,179,881	51,432,126	68,465,212	33,467,035	11,076,119	223,518,730

Liabilities
Deposits and obligations	40,740,255	16,793,946	22,762,047	57,611,088	8,418,281	1,379,377	147,704,994
Payables from repurchase agreements and securities lending	5,987,961	6,344,769	3,477,433	3,238,356	3,026,066	372,523	22,447,108
Insurance contract liability	116,515	178,525	496,768	1,862,006	6,822,694	2,841,625	12,318,133
Financial liabilities at fair value through profit or loss	–	–	–	–	–	641,915	641,915
Bonds and Notes issued	81,635	94,831	5,711,424	7,944,189	603,511	159,195	14,594,785
Other liabilities (**)	497,682	–	2,046	–	–	4,546,082	5,045,810
Equity	–	–	–	–	–	33,107,065	33,107,065
Total liabilities and equity	47,424,048	23,412,071	32,449,718	70,655,639	18,870,552	43,047,782	235,859,810

Off-balance-sheet accounts
Derivative financial assets	72,943	–	676,380	–	–	–	749,323
Derivative financial liabilities	630,109	401,730	54,849	1,936,331	–	–	3,023,019
	(557,166)	(401,730)	621,531	(1,936,331)	–	–	(2,273,696)
Marginal gap	(12,082,857)	(633,920)	19,603,939	(4,126,758)	14,596,483	(31,971,663)	(14,614,776)
Accumulated gap	(12,082,857)	(12,716,777)	6,887,162	2,760,404	17,356,887	(14,614,776)	–

(*) Made up of financial assets and bank acceptances without considering accounts receivable for trading derivatives.
(**) Made up of financial liabilities and bank acceptances without considering accounts payable for trading derivatives.